Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee compensation and benefits	$ 2,675	$ 7,896	$ 2,624
External research and development services	1,577	1,255	274
Other operating expenses	140	447	207
CVR Liability, Current	556	395	0
Professional fees	213	219	70
Total accrued expenses and other current liabilities	$ 5,161	$ 10,212	$ 3,175